Financial Instruments - Summary of The Group Financial Instruments Valued At Amortized Cost (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Financial assets:
Financial assets at amortised cost	$ 167,653	$ 78,397
Financial liabilities
Financial liabilities at amortised cost	18,925	20,852
Cash And Cash Equivalents [Member]
Financial assets:
Financial assets at amortised cost	28,035	24,394
Restricted cash [Member]
Financial assets:
Financial assets at amortised cost	0	1,608
Short Term Investment [Member]
Financial assets:
Financial assets at amortised cost	88,081	10,119
Trade receivables [member]
Financial assets:
Financial assets at amortised cost	51,537	42,276
Trade Payables [Member]
Financial liabilities
Financial liabilities at amortised cost	14,829	14,064
Lease liabilities [Member]
Financial liabilities
Financial liabilities at amortised cost	4,096	5,635
Loans and financing [Member]
Financial liabilities
Financial liabilities at amortised cost	$ 0	$ 1,153